Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations Disaggregation of Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Line Items]
Revenue	$ 43,375	$ 28,490
Contract assets	2,084	853	$ 493
Contract with customer liaibility	9,255	8,110	$ 4,550
Contract liabilities, current portion	8,627	8,110
Contract liabilities, noncurrent portion	628
Revenue remaining performance obligation amount	$ 83,171
Revenue performance obligation expected timing of satisfaction explantion	expects to recognize 53% of these future commitments over the next 12 months and the remaining 47% thereafter as revenue when the performance obligations are met
Revenue Benchmark
Revenue From Contract With Customer [Line Items]
Revenue	$ 43,375	$ 28,490
Revenue Benchmark | Customer Concentration Risk
Revenue From Contract With Customer [Line Items]
Concentration risk percentage	100.00%	100.00%
Subscription Based Contracts [Member] | Revenue Benchmark | Customer Concentration Risk
Revenue From Contract With Customer [Line Items]
Revenue	$ 20,356	$ 7,677
Concentration risk percentage	47.00%	27.00%
Non Subscription Based Contracts Member | Revenue Benchmark | Customer Concentration Risk
Revenue From Contract With Customer [Line Items]
Revenue	$ 23,019	$ 20,813
Concentration risk percentage	53.00%	73.00%
Expected Time Of Satisfaction Over Next Twelve Months
Revenue From Contract With Customer [Line Items]
Revenue remaining performance obligation percentage	53.00%
Expected Time Of Satisfaction Thereafter
Revenue From Contract With Customer [Line Items]
Revenue remaining performance obligation percentage	47.00%